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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08743

Invesco Senior Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/15

Item 1. Schedule of Investments.

Invesco Senior Income Trust Quarterly Schedule of Portfolio Holdings November 30, 2015

invesco.com/us VK-CE-SINC-QTR-1 11/15	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2015

(Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Variable Rate Senior Loan Interests–123.05%(b)(c)

Aerospace & Defense–4.00%

BE Aerospace Inc., Term Loan	4.00%	12/16/2021		$2,327	$2,333,121
Camp International Holding Co.,
First Lien Term Loan	4.75%	05/31/2019		1,263	1,242,960
Second Lien Term Loan	8.25%	11/30/2019		155	152,023
Consolidated Aerospace Manufacturing, LLC, Term Loan	4.75%	08/11/2022		1,206	1,167,010
Element Materials Technology Group US Holdings Inc., Term Loan B	5.00%	08/08/2021		495	492,740
IAP Worldwide Services,
Revolver Loan(d)	—	07/18/2018		1,255	1,229,709
Second Lien Term Loan (Acquired 07/18/14-08/18/14; Cost $1,356,568)	8.00%	07/18/2019		1,465	1,471,868
Landmark U.S. Holdings LLC,
Canadian Term Loan	4.75%	10/25/2019		249	248,604
First Lien Term Loan	4.75%	10/25/2019		6,269	6,263,992
Second Lien Term Loan	8.25%	10/25/2020		377	377,369
PRV Aerospace, LLC, Term Loan	6.50%	05/09/2018		2,639	2,599,607
Transdigm Inc.,
Term Loan C	3.75%	02/28/2020		7,670	7,498,896
Term Loan D	3.75%	06/04/2021		2,470	2,413,658
Term Loan E	3.50%	05/16/2022		5,900	5,728,771
					33,220,328

Air Transport–0.73%

American Airlines, Inc., Term Loan	3.25%	06/27/2020		323	319,766
Delta Air Lines, Inc., Revolver Loan (e)	0.00%	10/18/2017		1,076	1,056,992
Gol Luxco S.A. (Luxembourg), Term Loan	6.50%	08/31/2020		3,076	3,014,717
United Continental Holdings, Inc., Term Loan B-1	3.50%	09/15/2021		1,683	1,672,200
					6,063,675

Automotive–5.41%

Affinia Group Inc., Term Loan B-2	4.75%	04/27/2020		2,110	2,104,305
Allison Transmission, Inc., Term Loan B-3	3.50%	08/23/2019		587	584,890
American Tire Distributors, Inc., Term Loan	5.25%	09/01/2021		2,243	2,249,506
Autoparts Holdings Ltd., First Lien Term Loan	7.00%	07/29/2017		691	531,885
BBB Industries, LLC,
First Lien Term Loan	6.00%	11/03/2021		983	979,876
Second Lien Term Loan	9.75%	11/03/2022		548	525,444
Britax Group Ltd., Term Loan	4.50%	10/15/2020		465	330,855
Dealer Tire, LLC, Term Loan	5.50%	12/22/2021		1,159	1,161,549
Dexter Axle Co., Term Loan	4.50%	02/28/2020		1,798	1,786,071
FCA US LLC, Term Loan	3.50%	05/24/2017		1,065	1,064,244
Federal-Mogul Corp., Term Loan C	4.75%	04/15/2021		15,278	13,730,798
Goodyear Tire & Rubber Co., Second Lien Term Loan	3.75%	04/30/2019		1,324	1,327,023
Midas Intermediate Holdco II, LLC,
Delayed Draw Incremental Term Loan(e)	0.00%	08/18/2021		94	92,899
Incremental Term Loan	4.50%	08/18/2021		1,678	1,666,332
MPG Holdco I Inc., Term Loan B-1	3.75%	10/20/2021		1,914	1,891,280
Nelson Bidco Ltd. (United Kingdom), Second Lien Term Loan (d)	—	12/17/2022	GBP	2,125	3,219,119
Schaeffler AG (Germany), Term Loan B	4.25%	05/15/2020		147	148,101
TI Group Automotive Systems, LLC, Term Loan	4.50%	06/25/2022		2,389	2,362,575
Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/2020		3,196	3,150,542
Transtar Holding Co.,
First Lien Term Loan	5.75%	10/09/2018		3,696	3,215,409
Second Lien Term Loan	10.00%	10/09/2019		1,117	1,005,699

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Automotive–(continued)

Wand Intermediate I L.P.,
First Lien Term Loan	4.75%	09/17/2021		$1,020	$1,011,886
Second Lien Term Loan	8.25%	09/17/2022		732	710,333
					44,850,621

Beverage & Tobacco–0.08%

Winebow Holdings, Inc., Second Lien Term Loan	8.50%	12/31/2021		728	691,128

Building & Development–2.66%

Beacon Roofing Supply, Inc., Term Loan	4.00%	10/01/2022		1,005	1,001,302
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/2020		2,862	2,890,768
DI Purchaser, Inc., First Lien Term Loan	6.00%	12/15/2021		897	836,153
HD Supply, Inc., Incremental Term Loan	3.75%	08/13/2021		220	218,285
Lake at Las Vegas Joint Venture, LLC,
Exit Revolver Loan(e)	0.00%	02/28/2017		16	12,211
PIK Exit Revolver Loan(f)	5.00%	02/28/2017		233	175,978
Mannington Mills, Inc., Term Loan	4.75%	10/01/2021		361	341,434
Mueller Water Products, Inc., Term Loan	4.00%	11/25/2021		58	57,753
Nortek, Inc., Incremental Term Loan 1	3.50%	10/30/2020		850	837,031
Quikrete Holdings, Inc., First Lien Term Loan	4.00%	09/26/2020		5,706	5,686,362
Re/Max International, Inc., Term Loan	4.25%	07/31/2020		1,900	1,890,786
Realogy Corp.,
Synthetic LOC	4.44%	10/10/2016		14	13,321
Term Loan B	3.75%	03/05/2020		7,922	7,902,195
Tamarack Resort LLC,
PIK Term Loan A (Acquired 03/07/14-09/30/15; Cost $242,030)(f)	8.00%	03/07/2016		242	241,998
PIK Term Loan B (Acquired 03/07/14-09/30/15; Cost $64,690)(f)	6.50%	02/28/2019		662	0
					22,105,577

Business Equipment & Services–12.97%

Accelya International S.A. (Luxembourg),
Term Loan A-1 (Acquired 03/06/14; Cost $1,096,280)	5.08%	03/06/2020		1,102	1,100,412
Term Loan A-2 (Acquired 03/06/14; Cost $378,354)	5.08%	03/06/2020		380	379,780
Acosta, Inc., Term Loan B-1	4.25%	09/26/2021		714	685,938
Asurion LLC,
Incremental Term Loan B-1	5.00%	05/24/2019		136	128,280
Incremental Term Loan B-2	4.25%	07/08/2020		12,033	11,148,371
Incremental Term Loan B-4	5.00%	08/04/2022		2,400	2,227,041
Second Lien Term Loan	8.50%	03/03/2021		14,636	13,003,823
AVSC Holding Corp., First Lien Term Loan	4.50%	01/25/2021		726	704,819
Brickman Group Ltd. LLC,
First Lien Term Loan	4.00%	12/18/2020		3,728	3,640,324
Second Lien Term Loan	7.50%	12/17/2021		665	632,530
Caraustar Industries, Inc.,
Incremental Term Loan	8.00%	05/01/2019		805	804,224
Term Loan	8.00%	05/01/2019		2,441	2,441,544
Checkout Holding Corp.,
Second Lien Term Loan	7.75%	04/11/2022		2,284	1,408,429
Term Loan B	4.50%	04/09/2021		3,739	3,178,084
Connolly, LLC, Second Lien Term Loan	8.00%	05/14/2022		2,051	2,042,029
Crossmark Holdings, Inc.,
First Lien Term Loan	4.50%	12/20/2019		1,975	1,698,225
Second Lien Term Loan	8.75%	12/21/2020		731	570,312
Dream Secured Bondco AB (Sweden), Term Loan B-1 (d)	—	10/21/2022	EUR	892	945,798
Emdeon Inc.,
Term Loan B-2	3.75%	11/02/2018		2,853	2,830,410
Term Loan B-3	3.75%	11/02/2018		407	404,095
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/2018		2,096	2,090,032

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Business Equipment & Services–(continued)

First Data Corp.,
Term Loan	3.71%	03/23/2018		$19,007	$18,835,691
Term Loan	3.96%	07/10/2022		861	852,090
Term Loan B	3.71%	09/24/2018		2,160	2,142,888
Genesys Telecom Holdings, U.S., Inc., Term Loan 2	4.50%	11/13/2020		2,181	2,171,752
Hillman Group, Inc., Term Loan	4.50%	06/30/2021		589	576,005
Information Resources, Inc., Term Loan	4.75%	09/30/2020		36	35,713
Inmar, Inc.,
Second Lien Term Loan	8.00%	01/27/2022		173	168,923
Term Loan	4.25%	01/27/2021		312	306,210
Karman Buyer Corp.,
Second Lien Term Loan	7.50%	07/25/2022		1,305	1,200,676
Term Loan	4.25%	07/25/2021		2,555	2,482,683
Kronos Inc., Second Lien Term Loan	9.75%	04/30/2020		1,273	1,290,674
Learning Care Group (US) No. 2 Inc., Term Loan	5.00%	05/05/2021		2,371	2,366,152
LS Deco LLC, Term Loan B	5.50%	05/21/2022		958	958,227
Prime Security Services Borrower, LLC,
First Lien Term Loan B	5.00%	07/01/2021		1,329	1,317,391
Second Lien Term Loan B	9.75%	07/01/2022		692	681,371
Sensus USA, Inc., First Lien Term Loan	4.50%	05/09/2017		746	734,418
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/2019		8,339	8,130,511
Stiphout Finance LLC,
Second Lien Term Loan (Acquired 07/23/15; Cost $535,732)	9.00%	10/26/2023		538	537,044
Term Loan	4.75%	10/26/2022		1,050	1,044,774
SunGard Data Systems Inc., Term Loan E	4.00%	03/08/2020		426	425,246
TNS Inc.,
First Lien Term Loan	5.00%	02/14/2020		1,937	1,918,436
Second Lien Term Loan	9.00%	08/14/2020		192	187,753
Trans Union LLC, Term Loan B-2	3.50%	04/09/2021		4,489	4,383,134
Wash MultiFamily Acquisition Inc.,
Canadian First Lien Term Loan	4.25%	05/13/2022		131	128,080
Canadian Second Lien Term Loan (Acquired 05/04/15; Cost $20,622)	8.00%	05/14/2023		21	20,144
First Lien Term Loan	4.25%	05/13/2022		746	731,344
Second Lien Term Loan (Acquired 05/04/15; Cost $117,718)	8.00%	05/12/2023		119	115,014
West Corp., Term Loan B-11(d)	—	11/24/2021		1,799	1,788,171
					107,595,015

Cable & Satellite Television–7.15%

Altice Financing S.A. (Luxembourg),
Term Loan(d)	—	02/04/2022	EUR	998	1,044,033
Term Loan	5.25%	02/04/2022		1,482	1,476,683
Term Loan	5.50%	07/02/2019		637	638,545
Cequel Communications, LLC,
Revolver Loan(d)	—	02/14/2017		4,998	4,548,474
Term Loan(d)	—	02/14/2019		1,398	1,382,208
Charter Communications Operating, LLC, Term Loan I	3.50%	01/24/2023		8,210	8,206,369
CSC Holdings, LLC, Term Loan	5.00%	10/09/2022		8,186	8,179,657
Ion Media Networks, Inc., Term Loan B-1	4.75%	12/18/2020		2,742	2,741,544
MCC Iowa, Term Loan J	3.75%	06/30/2021		444	439,783
Mediacom, Illinois LLC,
Term Loan E	3.16%	10/23/2017		1,500	1,490,747
Term Loan G	3.50%	06/30/2021		1,166	1,154,890
Telenet BidCo N.V. (Belgium), Term Loan AA(d)	—	06/30/2023	EUR	1,250	1,295,924
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan F	3.50%	06/30/2023		6,438	6,350,725
WideOpenWest Finance, LLC, Term Loan B	4.50%	04/01/2019		2,058	2,009,757

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Cable & Satellite Television–(continued)

YPSO Holding S.A. (France),
Term Loan B-5	4.56%	07/29/2022		$1,172	$1,145,330
Term Loan B-6	4.75%	01/14/2023	EUR	2,250	2,357,922
Term Loan B-6	4.75%	01/14/2023		8,975	8,801,396
Ziggo B.V. (Netherlands),
Term Loan B-1	3.50%	01/15/2022		2,299	2,246,971
Term Loan B-2	3.50%	01/15/2022		1,481	1,447,990
Term Loan B-3	3.50%	01/15/2022		2,436	2,381,427
					59,340,375

Chemicals & Plastics–4.93%

Allnex & Cy S.C.A.,
Term Loan B-1	4.50%	10/03/2019		112	111,092
Term Loan B-2	4.50%	10/03/2019		58	57,643
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/2018		2,293	2,149,237
Charter NEX US Holdings, Inc., First Lien Term Loan	5.25%	02/05/2022		434	434,223
Chemours Co. (The), Term Loan B	3.75%	05/12/2022		417	387,312
Chemstralia Finco, LLC, Term Loan	7.25%	02/28/2022		2,415	2,379,237
Chromaflo Technologies Corp.,
First Lien Term Loan B (Acquired 11/21/13; Cost $866,545)	4.50%	12/02/2019		868	837,620
Second Lien Term Loan	8.25%	06/02/2020		489	454,648
Colouroz Investment, LLC (Germany),
First Lien Term Loan B-2	4.50%	09/07/2021		2,091	2,067,609
Second Lien Term Loan B-2	8.25%	09/05/2022		4,050	3,908,215
Term Loan C	4.50%	09/07/2021		346	341,800
Constantinople Acquisition GmbH (Austria),
Term Loan B-1	4.75%	04/30/2022		156	155,692
Term Loan B-2	4.75%	04/30/2022		799	799,502
Eco Services Operations LLC, Term Loan	4.75%	12/01/2021		1,157	1,148,103
Ferro Corp., Term Loan (Acquired 07/30/14; Cost $679,412)	4.00%	07/30/2021		682	679,642
Gemini HDPE LLC, Term Loan	4.75%	08/06/2021		981	977,954
HII Holding Corp., First Lien Term Loan	4.25%	12/20/2019		1,640	1,626,073
Huntsman International LLC, Incremental Term Loan 1	3.75%	10/01/2021		2,662	2,645,329
Ineos Holdings Ltd., Term Loan	3.75%	05/04/2018		1,055	1,037,652
MacDermid, Inc.,
First Lien Term Loan B	4.50%	06/07/2020		344	334,289
Term Loan B-2	4.75%	06/07/2020		758	736,934
Term Loan B-3(d)	—	06/07/2020		886	863,439
OMNOVA Solutions, Inc., Term Loan B-1	4.25%	05/31/2018		1,389	1,387,496
Otter Products, LLC, Term Loan B	5.75%	06/03/2020		3,630	3,480,735
Oxea Finance LLC,
First Lien Term Loan B-2	4.25%	01/15/2020		3,538	3,398,319
Second Lien Term Loan	9.50%	07/15/2020		1,440	1,315,262
Prolampac Intermediate Inc.,
Second Lien Term Loan	9.25%	08/18/2023		678	660,953
Term Loan	5.00%	08/18/2022		1,380	1,374,680
Royal Holdings, Inc., Second Lien Term Loan	8.50%	06/19/2023		347	346,035
Styrolution US Holding LLC, First Lien Term Loan B-1	6.50%	11/07/2019		3,848	3,853,263
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/2020		977	954,619
					40,904,607

Clothing & Textiles–1.40%

ABG Intermediate Holdings 2 LLC,
Delayed Draw Incremental Second Lien Term Loan(e)	0.00%	05/27/2022		52	51,452
Delayed Draw Incremental Term Loan(e)	0.00%	05/27/2021		173	171,167
First Lien Term Loan	5.50%	05/27/2021		2,253	2,234,208
Second Lien Term Loan	9.50%	05/27/2022		1,173	1,169,043
Ascena Retail Group, Inc., Term Loan B	5.25%	08/21/2022		6,787	6,074,485

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Clothing & Textiles–(continued)

Varsity Brands Holding Co., Inc., Term Loan	5.00%	12/10/2021	$1,890	$1,891,142
				11,591,497

Conglomerates–0.67%

CeramTec Acquisition Corp.,
Term Loan B-1	4.25%	08/30/2020	1,008	1,001,963
Term Loan B-2	4.25%	08/30/2020	105	104,384
Term Loan B-3	4.25%	08/30/2020	307	304,903
Epiq Systems, Inc., Term Loan	4.50%	08/27/2020	3,119	3,087,798
Jarden Corp., Term Loan B-2	2.98%	07/30/2022	18	18,236
Penn Engineering & Manufacturing Corp., Incremental Term Loan B	4.00%	08/29/2021	162	161,139
Spectrum Brands, Inc., Term Loan	3.50%	06/23/2022	856	856,070
				5,534,493

Containers & Glass Products–1.29%

Berlin Packaging, LLC,
Second Lien Term Loan	7.75%	09/30/2022	397	389,222
Term Loan	4.50%	10/01/2021	1,468	1,455,943
Berry Plastics Group, Inc.,
Term Loan D	3.50%	02/08/2020	1,298	1,276,480
Term Loan E	3.75%	01/06/2021	5	4,526
Term Loan F	4.00%	10/01/2022	885	880,283
BWAY Holding Co., Term Loan	5.50%	08/14/2020	352	342,898
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/2019	489	458,537
Duran Group (Germany), Term Loan C (Acquired 07/15/15; Cost $1,401,157)	8.25%	11/28/2019	1,401	1,404,660
Hoffmaster Group, Inc.,
First Lien Term Loan	5.25%	05/09/2020	2,004	1,989,420
Second Lien Term Loan	10.00%	05/09/2021	410	403,620
Klockner Pentaplast of America, Inc.,
German Term Loan	5.00%	04/28/2020	287	287,139
Term Loan	5.00%	04/28/2020	672	671,906
Ranpak Corp.,
Second Lien Term Loan	8.25%	10/03/2022	217	214,871
Term Loan B-1	4.25%	10/01/2021	310	307,877
Tekni-Plex, Inc., Second Lien Term Loan	8.75%	06/01/2023	603	595,142
				10,682,524

Cosmetics & Toiletries–1.05%

Coty Inc., Term Loan B	3.75%	10/27/2022	1,301	1,298,065
Galleria Co., Delayed Draw Term Loan(d)	—	01/01/2022	2,884	2,889,149
Prestige Brands, Inc., Term Loan B-3	3.50%	09/03/2021	1,679	1,674,989
Vogue International LLC, Term Loan B	5.75%	02/14/2020	2,832	2,832,295
				8,694,498

Drugs–2.20%

BPA Laboratories,
First Lien Term Loan	2.82%	07/03/2017	1,916	1,566,406
Second Lien Term Loan	2.82%	07/03/2017	1,666	1,353,659
Endo Pharmaceuticals Holdings Inc., Term Loan B	3.75%	09/25/2022	1,673	1,650,135
Grifols Worldwide Operations USA, Inc., Term Loan B	3.23%	02/27/2021	6,780	6,737,349
Valeant Pharmaceuticals International, Inc. (Canada),
Series E-1, Term Loan B	3.75%	08/05/2020	1,566	1,478,774
Series F-1, Term Loan B	4.00%	04/01/2022	5,793	5,486,073
				18,272,396

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Ecological Services & Equipment–0.10%

ADS Waste Holdings, Inc., Term Loan B-2	3.75%	10/09/2019	$364	$356,360
PSSI Holdings, LLC, Term Loan	5.00%	12/02/2021	438	437,012
Waste Industries USA, Inc., Term Loan	4.25%	02/27/2020	51	51,459
				844,831

Electronics & Electrical–13.26%

4L Technologies Inc., Term Loan	5.50%	05/08/2020	5,582	5,260,857
AF Borrower LLC, Term Loan	6.25%	01/28/2022	1,807	1,796,421
Avago Technologies Cayman Ltd. (Luxembourg), Term Loan B(d)	—	01/01/2022	26,771	26,528,879
AVG Technologies N.V. (Netherlands), Term Loan	5.75%	10/15/2020	1,321	1,318,737
Blackboard Inc., Term Loan B-3	4.75%	10/04/2018	5,971	5,807,117
Blue Coat Holdings, Inc., Term Loan	4.50%	05/22/2022	629	613,025
BMC Software Finance, Inc., Term Loan	5.00%	09/10/2020	1,701	1,481,662
Carros US LLC, Term Loan	4.50%	09/30/2021	923	922,137
CommScope, Inc., Term Loan 5	3.75%	12/29/2022	3,013	2,983,763
Compuware Corp.,
Term Loan B-1	6.25%	12/15/2019	663	625,230
Term Loan B-2	6.25%	12/15/2021	1,921	1,812,540
Dell International LLC, Term Loan C	3.75%	10/29/2018	810	808,522
Deltek, Inc., Term Loan	5.00%	06/25/2022	3,139	3,121,118
Diamond US Holding LLC, Term Loan	4.75%	12/17/2021	1,503	1,495,893
Fidji Luxembourg BC4 S.a.r.l. (Luxembourg), Term Loan	6.25%	12/24/2020	1,459	1,455,632
Hyland Software, Inc., Second Lien Term Loan	8.25%	07/03/2023	338	323,257
Infor (US), Inc., Term Loan B-3	3.75%	06/03/2020	1,051	1,003,082
Lattice Semiconductor Corp., Term Loan	5.25%	03/10/2021	1,571	1,469,285
Linxens France S.A.,
First Lien Term Loan B-1	5.00%	10/16/2022	788	778,917
Second Lien Term Loan B-1	9.50%	10/16/2023	675	666,977
MA Finance Co., LLC, Term Loan C	4.50%	11/20/2019	4,595	4,584,854
Mediaocean, LLC, Term Loan	5.75%	08/15/2022	1,138	1,129,126
Mirion Technologies, Inc., Term Loan	5.75%	03/31/2022	1,963	1,953,317
MSC.Software Corp.,
First Lien Term Loan	5.00%	05/29/2020	527	519,551
Second Lien Term Loan (Acquired 05/28/14; Cost $415,576)	8.50%	06/01/2021	419	404,214
Natel Engineering Co., Inc., Term Loan	6.75%	04/10/2020	1,328	1,314,553
NXP B.V., Term Loan B(d)	—	12/07/2020	4,083	4,066,419
Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/2019	1,103	1,095,450
Omnitracs, Inc., Term Loan	4.75%	11/25/2020	1,452	1,437,639
Peak 10, Inc., Second Lien Term Loan	8.25%	06/17/2022	369	348,629
Riverbed Technology, Inc., Term Loan	6.00%	04/25/2022	1,733	1,732,365
RP Crown Parent, LLC,
First Lien Term Loan	6.00%	12/21/2018	8,778	7,979,731
Second Lien Term Loan	11.25%	12/21/2019	763	633,557
SkillSoft Corp., Term Loan	5.75%	04/28/2021	4,278	3,636,356
Sophia, L.P., Term Loan	4.75%	09/30/2022	4,147	4,117,429
SS&C Technologies Inc.,
Term Loan B-1	3.75%	07/08/2022	4,623	4,613,841
Term Loan B-2	3.75%	07/08/2022	695	693,410
Sybil Software LLC, Term Loan	4.25%	03/20/2020	829	826,864
TTM Technologies, Inc., Term Loan B	6.00%	05/31/2021	3,254	3,002,222
Zebra Technologies Corp., Term Loan	4.75%	10/27/2021	5,651	5,668,860
				110,031,438

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Equipment Leasing–0.22%

Flying Fortress Inc., Term Loan	3.50%	04/30/2020		$56	$55,736
IBC Capital US LLC, Term Loan	4.75%	09/09/2021		1,921	1,759,297
					1,815,033

Financial Intermediaries–2.26%

Black Knight InfoServ, LLC, Term Loan B	3.75%	05/27/2022		508	509,259
iPayment Inc., Term Loan	6.75%	05/08/2017		3,805	3,723,851
LPL Holdings, Inc., Term Loan B (d)	—	11/20/2022		2,536	2,529,494
MoneyGram International, Inc., Term Loan	4.25%	03/27/2020		5,289	4,887,575
RJO Holdings Corp., Term Loan	6.98%	12/10/2016		3,337	3,086,789
RPI Finance Trust, Term Loan B-4	3.50%	11/09/2020		2,747	2,729,872
SAM Finance Lux S.a.r.l. (Luxembourg), Term Loan	4.25%	12/17/2020		1,251	1,251,386
					18,718,226

Food & Drug Retailers–1.21%

Albertson’s LLC, Term Loan B-4	5.50%	08/25/2021		8,186	8,185,334
Pret A Manger (United Kingdom), Term Loan B	5.51%	06/19/2020	GBP	1,250	1,888,912
					10,074,246

Food Products–4.64%

AdvancePierre Foods, Inc.,
First Lien Term Loan	5.75%	07/10/2017		6,705	6,708,978
Second Lien Term Loan	9.50%	10/10/2017		1,652	1,640,799
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/2018		3,040	3,039,818
Charger OpCo B.V., Term Loan B-1	4.25%	07/02/2022		4,183	4,169,382
CSM Bakery Supplies LLC,
First Lien Term Loan	5.00%	07/03/2020		1,589	1,568,366
Second Lien Term Loan	8.75%	07/03/2021		1,266	1,209,192
Dole Food Co., Inc., Term Loan B	4.50%	11/01/2018		4,571	4,557,351
Hearthside Group Holdings, LLC,
Revolver Loan(e)	0.00%	06/02/2019		1,045	1,022,277
Revolver Loan	3.65%	06/02/2019		330	322,824
Term Loan	4.50%	06/02/2021		1,597	1,576,133
Hostess Brands, LLC, Second Lien Term Loan B	8.50%	08/03/2023		649	647,570
JBS USA, LLC,
Incremental Term Loan	3.75%	09/18/2020		544	539,211
Incremental Term Loan	4.00%	10/30/2022		4,014	4,003,816
Term Loan	3.75%	05/25/2018		2,906	2,897,687
Post Holdings, Inc.,
Incremental Term Loan A	3.75%	06/02/2021		398	397,867
Revolver Loan(e)	0.00%	01/29/2019		2,057	2,052,469
Shearer’s Foods, LLC,
First Lien Term Loan	4.94%	06/30/2021		1,529	1,510,340
Incremental Term Loan (d)	—	06/30/2021		415	411,935
Second Lien Term Loan	7.75%	06/30/2022		214	205,905
					38,481,920

Food Service–2.73%

Portillo’s Holdings, LLC,
First Lien Term Loan B	4.75%	08/02/2021		1,082	1,049,860
Second Lien Term Loan	8.00%	08/01/2022		423	405,779
Red Lobster Management, LLC, Term Loan	6.25%	07/28/2021		1,314	1,313,665
Restaurant Holding Co., LLC, First Lien Term Loan (Acquired 02/28/14; Cost $1,699,900)	8.75%	02/28/2019		1,745	1,553,344
Steak n Shake, Inc., Term Loan (Acquired 03/17/14-05/30/14; Cost $1,252,478)	4.75%	03/19/2021		1,261	1,252,698
TMK Hawk Parent, Corp.,
First Lien Term Loan	5.25%	10/01/2021		1,244	1,241,630
Second Lien Term Loan	8.50%	10/01/2022		576	578,845
US Foods, Inc., Incremental Term Loan	4.50%	03/31/2019		11,054	10,988,281

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Food Service–(continued)

Weight Watchers International, Inc., Term Loan B-2	4.00%	04/02/2020		$5,470	$4,283,781
					22,667,883

Forest Products–0.34%

Builders FirstSource, Inc., Term Loan	6.00%	07/29/2022		1,204	1,191,049
NewPage Corp., Term Loan B	9.50%	02/11/2021		2,373	879,597
Xerium Technologies, Inc., Term Loan	6.25%	05/17/2019		780	778,872
					2,849,518

Health Care–5.93%

Acadia Healthcare Co., Inc., Incremental Term Loan B	4.25%	02/11/2022		633	635,256
ATI Holdings, Inc., Term Loan	5.25%	12/20/2019		1,296	1,292,389
Auris Luxembourg III S.a.r.l. (Luxembourg), Term Loan B-4	4.25%	01/17/2022		1,600	1,591,899
CareCore National, LLC, Term Loan	5.50%	03/05/2021		1,333	1,186,607
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/2019		766	712,472
Community Health Systems, Inc., Incremental Term Loan F	3.66%	12/31/2018		3,742	3,683,870
Creganna Finance (US) LLC,
First Lien Term Loan	4.75%	12/01/2021		635	634,513
Second Lien Term Loan	9.00%	06/01/2022		634	630,543
DJO Finance LLC, Term Loan	4.25%	06/07/2020		4,754	4,661,149
eResearchTechnology, Inc., Term Loan	5.50%	05/08/2022		280	276,070
Global Healthcare Exchange, LLC, Term Loan	5.50%	08/13/2022		813	812,214
Greatbatch Ltd., Term Loan B	5.25%	10/27/2022		3,424	3,398,106
HC Group Holdings III, Inc., Term Loan	6.00%	04/07/2022		1,565	1,565,929
Hill-Rom Holdings, Inc., Term Loan B	3.50%	09/08/2022		1,696	1,695,955
Indigo Cleanco Ltd. (United Kingdom), Term Loan B (d)	—	07/08/2021	GBP	3,500	5,240,614
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/2021		423	404,018
Kinetic Concepts, Inc., Term Loan E-1	4.50%	05/04/2018		2,598	2,538,692
Millennium Laboratories, LLC, Term Loan B(g)	5.25%	04/16/2021		13,499	5,588,684
MPH Acquisition Holdings, LLC, Term Loan	3.75%	03/31/2021		4,198	4,095,015
National Surgical Hospitals, Inc., Term Loan	4.50%	06/01/2022		948	926,620
Ortho-Clinical Diagnostics, Inc., Term Loan	4.75%	06/30/2021		1,182	1,116,064
Phillips-Medisize Corp.,
Second Lien Term Loan	8.25%	06/16/2022		369	352,318
Term Loan	4.75%	06/16/2021		754	741,352
Surgery Center Holdings, Inc.,
Second Lien Term Loan	8.50%	11/03/2021		952	942,339
Term Loan	5.25%	11/03/2020		1,212	1,205,861
Surgical Care Affiliates, LLC, Term Loan	4.25%	03/17/2022		1,215	1,210,857
Western Dental Services, Inc., Term Loan	7.50%	11/01/2018		2,372	2,081,315
					49,220,721

Home Furnishings–0.38%

Mattress Holding Corp., Term Loan	5.00%	10/20/2021		1,208	1,205,147
PGT, Inc., Term Loan	5.25%	09/22/2021		688	689,110
Serta Simmons Holdings, LLC, Term Loan	4.25%	10/01/2019		1,223	1,218,406
					3,112,663

Industrial Equipment–1.82%

Accudyne Industries LLC, Term Loan	4.00%	12/13/2019		1,899	1,679,146
Crosby US Acquisition Corp.,
First Lien Term Loan	4.00%	11/23/2020		1,958	1,586,090
Second Lien Term Loan	7.00%	11/22/2021		960	772,422
Doosan Infracore International, Inc., Term Loan B	4.50%	05/28/2021		3,480	3,466,744
Filtration Group Corp.,
First Lien Term Loan	4.25%	11/20/2020		331	324,525
Second Lien Term Loan	8.25%	11/22/2021		249	246,695

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Industrial Equipment–(continued)

Gardner Denver, Inc., Term Loan	4.25%	07/30/2020		$816	$750,680
Milacron LLC, Term Loan	4.50%	09/28/2020		773	767,569
MX Holdings US, Inc., Term Loan B-1-A	4.00%	08/14/2020		936	935,476
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/2020		2,135	1,625,188
Rexnord LLC/ RBS Global, Inc., Term Loan B	4.00%	08/21/2020		1,477	1,447,839
Tank Holding Corp., Term Loan	5.25%	03/16/2022		491	487,616
Terex Corp., Term Loan (d)	—	08/13/2021		128	127,582
Virtuoso US, LLC, Term Loan	4.25%	02/11/2021		858	855,612
					15,073,184

Insurance–0.55%

Cooper Gay Swett & Crawford Ltd.,
First Lien Term Loan	5.00%	04/16/2020		1,863	1,795,882
Second Lien Term Loan	8.25%	10/16/2020		1,270	1,194,116
York Risk Services Holding Corp., Term Loan	4.75%	10/01/2021		1,649	1,582,934
					4,572,932

Leisure Goods, Activities & Movies–4.54%

Alpha Topco Ltd. (United Kingdom),
Second Lien Term Loan	7.75%	07/29/2022		4,381	4,131,329
Term Loan B-3	4.75%	07/30/2021		14,860	14,529,181
Bright Horizons Family Solutions, Inc., Term Loan B-1	4.50%	01/30/2020		263	263,867
Cinemark USA, Inc., Term Loan	3.31%	05/06/2022		130	130,462
Creative Artists Agency, LLC, Term Loan	5.50%	12/17/2021		1,460	1,459,877
CWGS Group, LLC, Term Loan	5.25%	02/20/2020		4,316	4,265,168
Dorna Sports, S.L. (Spain), Term Loan B	3.95%	04/30/2021		875	855,587
Equinox Holdings Inc.,
First Lien Term Loan	5.00%	01/31/2020		1,724	1,726,234
Revolver Loan (Acquired 04/14/14-11/20/14; Cost $973,979)(e)	0.00%	02/01/2018		974	876,581
Fitness International, LLC, Term Loan B	5.50%	07/01/2020		2,560	2,437,760
Infront Finance Luxembourg S.a.r.l. (Switzerland), Term Loan D	8.00%	06/28/2020	EUR	1,000	1,016,929
Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.13%	06/26/2020		751	750,613
Performance Sports Group Ltd. (Canada), Term Loan	4.50%	04/15/2021		251	244,685
Regal Cinemas Corp., Term Loan	3.75%	04/01/2022		1,369	1,370,041
Seaworld Parks & Entertainment, Inc., Term Loan B-2	3.00%	05/14/2020		2,941	2,766,695
Six Flags Theme Parks Inc., Term Loan B	3.50%	06/30/2022		689	691,218
US FinCo LLC, Term Loan B	4.00%	05/29/2020		135	133,999
					37,650,226

Lodging & Casinos–5.00%

Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/2021		3,283	3,255,724
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/2021		3,466	3,119,669
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/2018		3,210	3,125,984
ESH Hospitality, Inc., Term Loan	5.00%	06/24/2019		1,832	1,845,434
Four Seasons Holdings, Inc. (Canada), First Lien Term Loan	3.50%	06/27/2020		1,078	1,064,859
Harrah’s Operating Co., Inc.,
Term Loan B-4(g)	1.50%	10/31/2016		296	274,176
Term Loan B-6(g)	1.50%	03/01/2017		3,769	3,413,879
Hilton Worldwide Finance, LLC, Term Loan	3.50%	10/26/2020		7,687	7,657,682
La Quinta Intermediate Holdings, LLC, Term Loan	3.75%	04/14/2021		2,792	2,745,887
Scientific Games International, Inc.,
Term Loan	6.00%	10/18/2020		12,269	11,417,745
Term Loan B-2	6.00%	10/01/2021		724	673,384
Twin River Management Group, Inc., Term Loan	5.25%	07/10/2020		2,917	2,925,140
					41,519,563

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Nonferrous Metals & Minerals–0.75%

Arch Coal, Inc., Term Loan	6.25%	05/16/2018		$5,316	$2,641,388
Dynacast International LLC,
First Lien Term Loan B-1	4.50%	01/28/2022		167	164,616
Second Lien Term Loan (Acquired 01/30/15; Cost $486,783)	9.50%	01/30/2023		496	480,823
EP Minerals, LLC, Term Loan	5.50%	08/20/2020		448	447,204
Novelis Inc., Term Loan	4.00%	06/02/2022		2,561	2,495,210
					6,229,241

Oil & Gas–6.14%

Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/2019		29	7,429
Ascent Resources - Marcellus, LLC,
First Lien Term Loan	5.25%	08/04/2020		2,588	923,818
Second Lien Term Loan	8.50%	08/04/2021		504	24,359
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/15/2020		3,004	2,763,368
Citgo Holding, Inc., Term Loan	9.50%	05/12/2018		4,643	4,661,803
CJ Holding Co.,
Term Loan B-1	6.50%	03/24/2020		182	122,373
Term Loan B-2	7.25%	03/24/2022		1,500	1,005,200
Crestwood Holdings, LLC, Term Loan B-1	7.00%	06/19/2019		1,865	1,459,508
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/2021		8,378	4,310,611
Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/2021		3,476	2,012,350
EFR Benelux B.V. (Netherlands), Second Lien Term Loan	8.50%	08/28/2019	EUR	500	523,256
EMG Utica, LLC, Term Loan	4.75%	03/27/2020		1,261	1,192,958
Fieldwood Energy, LLC,
Second Lien Term Loan	8.38%	09/30/2020		8,925	2,737,069
Term Loan	3.88%	09/28/2018		988	817,334
Floatel International Ltd., Term Loan	6.00%	06/27/2020		3,932	1,867,778
Glenn Pool Oil & Gas Trust I, Term Loan (Acquired 06/08/11; Cost $168,118)	4.50%	05/02/2016		168	167,698
HGIM Corp., Term Loan B	5.50%	06/18/2020		4,861	3,232,023
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/2021		2,259	1,682,677
McDermott International, Inc., Term Loan	5.25%	04/16/2019		880	860,781
NGPL PipeCo LLC, Term Loan	6.75%	09/15/2017		2,420	2,137,708
Osum Production Corp. (Canada), Term Loan	6.50%	07/31/2020		1,772	1,284,390
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/2018		304	170,744
Paragon Offshore Finance Co. (Cayman Islands), Term Loan	3.75%	07/16/2021		1,272	378,328
Petroleum GEO-Services ASA, Term Loan	3.25%	03/19/2021		3,371	2,556,174
Samchully Midstream 3, LLC, Term Loan	5.75%	10/20/2021		1,707	1,565,760
Samson Investment Co., Second Lien Term Loan 1(g)(h)	0.00%	09/25/2018		5,313	380,790
Seadrill Operating L.P., Term Loan	4.00%	02/21/2021		13,118	6,694,193
Seventy Seven Operating, LLC, Term Loan	3.75%	06/25/2021		1,213	958,037
Southcross Energy Partners L.P., Term Loan	5.25%	08/04/2021		945	805,719
Targa Resources Corp., Term Loan	5.75%	02/25/2022		552	552,627
Veresen Midstream US LLC, Term Loan B-1	5.25%	03/31/2022		3,023	3,042,397
					50,899,260

Publishing–2.93%

Cygnus Business Media, Inc., PIK Term Loan (Acquired 07/19/04-10/30/15; Cost $1,081,307)(f)(i)	8.75%	12/31/2015		1,081	540,737
Getty Images, Inc.,
Revolver Loan(e)	0.00%	10/18/2017		2,845	2,204,496
Term Loan	4.75%	10/18/2019		3,268	2,234,094
Interactive Data Corp., Term Loan	4.75%	05/02/2021		959	958,583
MC Communications, LLC, Term Loan (Acquired 08/16/04; Cost $3,193,931) (h)	0.00%	03/31/2016		1,527	91,634
MediMedia USA, Inc., First Lien Term Loan	8.00%	11/20/2018		1,725	1,655,795
Merrill Communications LLC, Term Loan	6.25%	06/01/2022		3,390	3,169,617

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Publishing–(continued)

Multi Packaging Solutions, Inc.,
Term Loan A	4.25%	09/30/2020		$731	$726,173
Term Loan B	4.25%	09/30/2020		1,572	1,562,192
Term Loan C	4.25%	09/30/2020		569	563,238
Newsday, LLC, Term Loan	3.73%	10/12/2016		2,594	2,594,100
ProQuest LLC, Term Loan	5.25%	10/24/2021		2,158	2,132,165
Southern Graphics Inc., Term Loan	4.25%	10/17/2019		386	382,813
Tribune Media Co., Term Loan B	3.75%	12/28/2020		5,534	5,512,541
					24,328,178

Radio & Television–2.86%

Block Communications, Inc., Term Loan B	5.50%	11/07/2021		638	638,765
Gray Television, Inc., Term Loan	3.75%	06/13/2021		626	622,779
iHeartCommunications, Inc.,
Term Loan D	6.98%	01/30/2019		10,402	7,573,588
Term Loan E	7.73%	07/31/2019		17,002	12,394,721
Media General, Inc., Term Loan B	4.00%	07/31/2020		1,844	1,835,109
Sinclair Television Group Inc., Incremental Term Loan B-1	3.50%	07/30/2021		701	698,081
					23,763,043

Retailers (except Food & Drug)–6.49%

David’s Bridal, Inc.,
Asset-Based Revolver Loan (Acquired 12/18/12-11/18/15; Cost $1,949,372)(e)	0.00%	10/11/2017		1,949	1,773,928
Asset-Based Revolver Loan (Acquired 11/18/15-11/23/15; Cost $45,482)	3.50%	10/11/2017		45	41,389
Term Loan	5.25%	10/11/2019		815	678,757
Fullbeauty Brands Holdings Corp., Term Loan	5.75%	10/14/2022		2,332	2,210,982
J. Crew Group, Inc., Term Loan	4.00%	03/05/2021		3,404	2,161,860
J.C. Penney Corp., Inc., Term Loan	5.00%	06/20/2019		1,802	1,796,378
Jill Holdings LLC, Term Loan	6.00%	05/08/2022		659	649,153
Kirk Beauty One GmbH (Germany),
Term Loan B-1	6.00%	08/13/2022	EUR	211	224,153
Term Loan B-2	6.00%	08/13/2022	EUR	129	136,586
Term Loan B-3	6.00%	08/13/2022	EUR	221	234,176
Term Loan B-4	6.00%	08/13/2022	EUR	146	155,472
Term Loan B-5	6.00%	08/13/2022	EUR	33	34,549
Term Loan B-6	6.00%	08/13/2022	EUR	168	178,348
Term Loan B-7	6.00%	08/13/2022	EUR	93	98,729
Lands’ End, Inc., Term Loan B	4.25%	04/02/2021		2,030	1,821,503
Leonardo Acquisition Corp., Term Loan	4.25%	01/31/2021		608	600,508
Men’s Wearhouse, Inc. (The), Term Loan B	4.50%	06/18/2021		947	888,106
Michaels Stores, Inc.,
Incremental Term Loan	4.00%	01/28/2020		1,650	1,641,926
Term Loan B	3.75%	01/28/2020		188	186,691
National Vision, Inc.,
First Lien Term Loan	4.00%	03/13/2021		1,111	1,085,586
Second Lien Term Loan	6.75%	03/13/2022		76	73,701
Nine West Holdings, Inc., Term Loan	4.75%	10/08/2019		2,266	1,763,386
Payless Inc.,
Second Lien Term Loan	8.50%	03/11/2022		1,136	689,463
Term Loan	5.00%	03/11/2021		3,824	2,657,469
Pep Boys - Manny, Moe & Jack, Term Loan	4.25%	10/11/2018		1,056	1,057,015
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/2021		787	739,788
Pilot Travel Centers LLC, Term Loan B	3.75%	10/01/2021		1,592	1,598,773
Savers Inc., Term Loan	5.00%	07/09/2019		4,229	3,488,609
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/2018		13,204	12,488,568
Staples, Inc., Term Loan(d)	—	01/01/2021		1,944	1,923,639
Toys ‘R’ Us Property Co. I, LLC, Term Loan	6.00%	08/21/2019		7,378	6,787,431

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Retailers (except Food & Drug)–(continued)

Toys ‘R’ Us-Delaware, Inc.,
Canadian Term Loan A-1	8.25%	10/24/2019	$925	$921,574
Term Loan A-1	8.25%	10/24/2019	1,147	1,142,751
Term Loan B-2	5.25%	05/25/2018	122	100,630
Term Loan B-3	5.25%	05/25/2018	37	30,818
Wilton Brands LLC, Term Loan B	8.50%	08/30/2018	1,843	1,764,215
				53,826,610

Steel–0.28%

Fortescue Metals Group Ltd., Term Loan	4.25%	06/30/2019	2,778	2,279,985

Surface Transport–0.97%

Kenan Advantage Group, Inc.,
Canadian Term Loan	4.00%	07/31/2022	127	126,781
Delayed Draw Term Loan 1(e)	0.00%	01/31/2017	56	55,509
Term Loan	4.00%	07/31/2022	399	397,474
PODS Holding, LLC,
First Lien Term Loan	4.50%	02/02/2022	1,561	1,555,018
Second Lien Term Loan (Acquired 01/28/15; Cost $737,211)	9.25%	02/02/2023	745	733,483
Stena International S.A. (Luxembourg), Term Loan	4.00%	03/03/2021	3,231	2,754,821
U.S. Shipping Corp., Term Loan B-2	5.25%	06/26/2021	1,957	1,957,717
Vouvray US Finance LLC, Term Loan	4.75%	06/27/2021	447	444,645
				8,025,448

Telecommunications–8.88%

Communications Sales & Leasing, Inc., Term Loan	5.00%	10/24/2022	4,776	4,431,399
Consolidated Communications, Inc., Term Loan	4.25%	12/23/2020	9,224	9,191,274
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/2019	5,319	5,322,226
Frontier Communications Corp., Delayed Draw Term Loan A(d)	—	03/31/2021	3,149	2,972,313
GTT Communications, Inc., Term Loan	6.25%	10/22/2022	1,523	1,521,110
Hargray Communications Group, Inc., Term Loan	5.25%	06/26/2019	1,890	1,889,380
Level 3 Communications, Inc.,
Term Loan B	4.00%	01/15/2020	2,355	2,355,635
Term Loan B-II	3.50%	05/31/2022	9,554	9,475,883
Term Loan B-III	4.00%	08/01/2019	4,217	4,215,645
LTS Buyer, LLC,
First Lien Term Loan B	4.00%	04/13/2020	41	40,839
Second Lien Term Loan	8.00%	04/12/2021	80	78,474
Nextgen Finance, LLC, Term Loan B (Acquired 05/19/14; Cost $2,790,806)	5.00%	05/31/2021	2,824	2,428,795
NTELOS Inc., Term Loan B	5.75%	11/09/2019	5,919	5,896,729
SBA Senior Finance II LLC, Incremental Term Loan B-2	3.25%	06/10/2022	246	243,943
Syniverse Holdings, Inc.,
Term Loan	4.00%	04/23/2019	1,015	799,991
Term Loan	4.00%	04/23/2019	4,529	3,577,690
T-Mobile USA, Inc., Term Loan	3.50%	11/09/2022	3,537	3,544,181
U.S. Telepacific Corp., Term Loan	6.00%	11/25/2020	3,689	3,555,451
XO Communications, LLC, Term Loan	4.25%	03/20/2021	1,337	1,316,694
Yankee Cable Acquisition, LLC, Term Loan	4.25%	03/01/2020	2,809	2,793,645
Zayo Group, LLC, Term Loan	3.75%	05/06/2021	8,083	8,003,005
				73,654,302

Utilities–6.23%

Aria Energy Operating, LLC, Term Loan	5.00%	05/27/2022	920	889,795
Calpine Construction Finance Co., L.P., Term Loan B-2	3.25%	01/31/2022	3,405	3,275,581
Calpine Corp.,
Term Loan(d)	—	01/15/2023	8,075	8,009,772
Term Loan	3.50%	05/27/2022	2,498	2,440,759
Dynegy, Inc., Term Loan B-2	4.00%	04/23/2020	873	858,143
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.25%	06/19/2016	1,367	1,364,090

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Utilities–(continued)

Granite Acquisition, Inc.,
First Lien Term Loan B	5.00%	12/17/2021		$3,705	$3,475,832
First Lien Term Loan C	5.00%	12/17/2021		163	153,010
Second Lien Term Loan B	8.25%	12/17/2022		930	804,212
NRG Energy Inc., Term Loan	2.75%	07/01/2018		674	659,373
Southeast PowerGen, LLC, Term Loan B	4.50%	12/02/2021		1,021	1,018,844
Texas Competitive Electric Holdings Co. LLC,
DIP Revolver Loan(e)(g)	0.00%	11/07/2016		17,778	17,609,778
Term Loan(g)	4.68%	10/10/2017		6,894	2,363,074
TPF II Power, LLC, Term Loan	5.50%	10/02/2021		8,021	7,914,044
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/2020		876	851,250
					51,687,557
Total Variable Rate Senior Loan Interests					1,020,872,742

Bonds & Notes–12.67%

Aerospace & Defense–0.30%

LMI Aerospace, Inc.	7.38%	07/15/2019		2,561	2,522,585

Air Transport–0.44%

Mesa Airlines, Inc.(j)	5.75%	01/15/2024		3,637	3,637,000

Building & Development–0.11%

Dry Mix Solutions Investissements S.A.S. (France)(j)(k)	4.21%	06/15/2021	EUR	875	905,529

Business Equipment & Services–0.56%

ADT Corp.	6.25%	10/15/2021		1,428	1,504,755
Dream Secured Bondco AB (Sweden) (Acquired 10/20/15-10/21/15; Cost $2,035,079)(j)(k)	8.25%	10/21/2023	EUR	1,850	1,895,979
Dream Secured Bondco AB (Sweden) (Acquired 10/21/15; Cost $163,661)(j)(k)	8.25%	10/21/2023	SEK	1,408	156,285
First Data Corp.(j)	6.75%	11/01/2020		851	896,741
First Data Corp.(j)	7.00%	12/01/2023		207	209,329
					4,663,089

Cable & Satellite Television–1.62%

Altice Financing S.A. (Luxembourg)(j)	6.63%	02/15/2023		490	487,550
Charter Communications Operating LLC(j)	5.75%	02/15/2026		1,031	1,041,310
Dish DBS Corp. (k)	5.88%	07/15/2022		415	386,469
UPC Broadband Holdings, B.V. (Netherlands)(j)	6.88%	01/15/2022		237	252,701
UPC Broadband Holdings, B.V. (Netherlands)(j)	7.25%	11/15/2021		5,276	5,658,295
Virgin Media Investment Holdings Ltd. (United Kingdom)(j)	5.50%	01/15/2025	GBP	2,385	3,583,066
YPSO Holding S.A. (France)(j)	6.00%	05/15/2022		311	307,890
Ziggo B.V. (Netherlands)(j)	7.13%	05/15/2024	EUR	1,500	1,738,949
					13,456,230

Chemicals & Plastics–0.88%

Chemours Co. (The)(j)	6.63%	05/15/2023		532	403,655
Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020		8,958	6,539,340
Ineos Holdings Ltd.(j)	6.13%	08/15/2018		343	346,430
					7,289,425

Containers & Glass Products–0.81%

Ardagh Glass Finance PLC(j)	6.25%	01/31/2019		921	924,454
Ardagh Glass Finance PLC(j)	7.00%	11/15/2020		192	192,240
Onex Wizard US Acquisition(j)	7.75%	02/15/2023	EUR	755	848,931
Reynolds Group Holdings Inc.(j)	5.63%	12/15/2016		1,651	1,646,872
Reynolds Group Holdings Inc.	5.75%	10/15/2020		2,061	2,120,254
Reynolds Group Holdings Inc.	9.88%	08/15/2019		946	988,570
					6,721,321

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Electronics & Electrical–0.53%

Blackboard Inc.(j)	7.75%	11/15/2019		$2,486	$2,237,400
Blue Coat Holdings, Inc.(j)	8.38%	06/01/2023		1,089	1,116,225
ICBPI (United Kingdom)(j)(k)	8.00%	05/30/2021	EUR	1,000	1,056,550
					4,410,175

Financial Intermediaries–1.14%

Arrow Global Finance (United Kingdom)(j)(k)	5.22%	11/01/2021	EUR	750	802,951
Cabot Financial S.A. (Luxembourg)(j)(k)	5.88%	11/15/2021	EUR	750	795,186
Cabot Financial S.A. (Luxembourg)(j)	6.50%	04/01/2021	GBP	1,730	2,542,028
Garfunkelux Holdco 3 S.A. (Luxembourg)(j)	7.50%	08/01/2022		2,335	2,588,336
Garfunkelux Holdco 3 S.A. (Luxembourg)(j)	11.00%	11/01/2023		500	777,034
Lindorff Group AB (Norway)(j)(k)	5.50%	08/15/2020	EUR	250	267,360
TMF Group Holding B.V. (Netherlands)(j)	9.88%	12/01/2019	EUR	1,500	1,704,891
					9,477,786

Food Products–0.03%

Chiquita Brands LLC	7.88%	02/01/2021		219	232,140

Forest Products–0.05%

Verso Paper Holdings LLC	11.75%	01/15/2019		2,108	411,060

Health Care–1.68%

Care UK Health & Social Care PLC (United Kingdom)(j)(k)	5.58%	07/15/2019	GBP	1,906	2,692,646
Community Health Systems, Inc.	6.88%	02/01/2022		745	726,375
DaVita HealthCare Partners Inc.	5.13%	07/15/2024		310	309,806
DJO Finance LLC(j)	8.13%	06/15/2021		2,388	2,161,140
DJO Finance LLC(j)	10.75%	04/15/2020		2,773	2,641,283
IDH Finance PLC (United Kingdom)(j)(k)	5.59%	12/01/2018	GBP	1,600	2,415,783
IDH Finance PLC (United Kingdom)(j)	6.00%	12/01/2018	GBP	500	760,768
Kinetic Concepts, Inc.	10.50%	11/01/2018		1,728	1,684,800
Tenet Healthcare Corp.	8.00%	08/01/2020		531	541,620
					13,934,221

Industrial Equipment–0.15%

Galapagos Holding S.A. (Luxembourg)(j)(k)	4.71%	06/15/2021	EUR	1,250	1,263,112

Insurance–0.26%

Domestic & General Group Ltd. (United Kingdom)(j)(k)	5.57%	11/15/2019	GBP	1,400	2,118,870

Leisure Goods, Activities & Movies–0.43%

Carmike Cinemas, Inc.(j)	6.00%	06/15/2023		543	562,005
Corleone Capital Ltd. (United Kingdom)(j)(k)	4.93%	08/01/2018	EUR	1,710	1,803,639
Corleone Capital Ltd. (United Kingdom)(j)	9.00%	08/01/2018	GBP	500	786,922
Sabre, Inc. (j)	5.25%	11/15/2023		188	186,120
Vue Entertainment Investment Ltd. (United Kingdom)(j)	7.88%	07/15/2020	GBP	125	200,264
					3,538,950

Lodging & Casinos–0.06%

ESH Hospitality, Inc.(j)	5.25%	05/01/2025		543	537,570

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Nonferrous Metals & Minerals–0.25%

TiZir Ltd. (United Kingdom)	9.00%	09/28/2017		$2,600	$2,080,000

Oil & Gas–0.59%

Drill Rigs Holdings, Inc.(j)	6.50%	10/01/2017		3,862	2,732,365
FTS International, Inc.(j)(k)	7.84%	06/15/2020		1,068	795,660
Pacific Drilling S.A. (Luxembourg)(j)	5.38%	06/01/2020		2,587	1,325,837
Seventy Seven Operating LLC	6.50%	07/15/2022		111	19,009
					4,872,871

Radio & Television–0.13%

Sinclair Television Group Inc.	6.38%	11/01/2021		777	808,080
Univision Communications Inc.(j)	6.75%	09/15/2022		251	261,040
					1,069,120

Retailers (except Food & Drug)–0.83%

Claire’s Stores Inc.(j)	6.13%	03/15/2020		682	473,990
Guitar Center, Inc.(j)	6.50%	04/15/2019		859	778,469
Matalan (United Kingdom)(j)	6.88%	06/01/2019	GBP	1,750	2,256,795
New Look PLC (United Kingdom)(j)	8.00%	07/01/2023	GBP	1,725	2,599,644
Targus Group International, Inc. (Acquired 12/16/09-12/14/14; Cost $2,596,549)(j)	10.00%	06/14/2019		1,090	0
TWIN SET - Simona Barbieri S.p.A. (Italy) (j)(k)	5.83%	07/15/2019	EUR	750	758,735
					6,867,633

Steel–0.02%

Fortescue Metals Group Ltd. (j)	9.75%	03/01/2022		155	149,962

Telecommunications–1.51%

Frontier Communications Corp. (j)	10.50%	09/15/2022		517	513,769
Goodman Networks Inc.	12.13%	07/01/2018		5,089	1,501,255
SoftBank Corp. (Japan)(j)	4.75%	07/30/2025	EUR	1,750	1,834,392
Wind Telecomunicazioni S.p.A.(Italy)(j)	6.50%	04/30/2020		219	231,067
Wind Telecomunicazioni S.p.A. (Italy)(j)	7.00%	04/23/2021	EUR	2,950	3,165,522
Wind Telecomunicazioni S.p.A. (Italy)(j)	7.38%	04/23/2021		699	675,408
Windstream Corp.	6.38%	08/01/2023		22	16,390
Windstream Corp.	7.50%	06/01/2022		2,565	1,987,875
Zayo Group, LLC	6.38%	05/15/2025		2,714	2,598,655
					12,524,333

Utilities–0.29%

Calpine Corp.(j)	6.00%	01/15/2022		478	499,510
Calpine Corp.(j)	7.88%	01/15/2023		1	538
NRG Energy Inc.	6.25%	07/15/2022		891	828,630
NRG Energy Inc.	6.63%	03/15/2023		1,191	1,113,585
					2,442,263
Total Bonds & Notes					105,125,245

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Structured Products–7.96%

Apidos Cinco CDO(j)(k)	4.61%	05/14/2020	$772	$771,689
Apidos CLO IX-R(j)(k)	6.42%	07/15/2023	2,117	2,055,791
Apidos CLO X(j)(k)	6.57%	10/30/2022	2,846	2,803,552
Apidos CLO XI(j)(k)	5.57%	01/17/2023	2,264	1,968,742
Apidos CLO XV(j)(k)	5.07%	10/20/2025	1,500	1,255,569
Apidos Quattro CDO(j)(k)	3.92%	01/20/2019	693	690,651
AresXI CLO, Ltd.(j)(k)	6.32%	10/11/2021	534	535,648
Atrium X LLC(j)(k)	4.82%	07/16/2025	3,196	2,720,943
Babson CLO Ltd. 2007-I(j)(k)	3.57%	01/18/2021	773	758,034
Babson CLO Ltd. 2013-II(j)(k)	4.79%	01/18/2025	2,631	2,108,704
Carlyle Global Market Strategies 2012-2(j)(k)	6.42%	07/20/2023	1,937	1,894,603
Carlyle Global Market Strategies 2012-3(j)(k)	5.82%	10/04/2024	693	657,238
Carlyle High Yield Partners 2007-10(j)(k)	3.52%	04/19/2022	500	479,162
Dryden Senior Loan Fund 2013-30(j)(k)	5.36%	11/14/2025	1,053	895,047
Dryden XI-Leveraged Loan CDO 2006(j)(k)	4.22%	04/12/2020	427	422,101
Duane Street CLO 2007-4(j)(k)	4.61%	11/14/2021	364	362,648
Flagship CLO VI(j)(k)	5.08%	06/10/2021	2,565	2,564,731
Flagship CLO VI(j)(k)	5.08%	06/10/2021	755	755,405
Gallatin Funding CLO VII 2014-1 Ltd.(j)(k)	5.99%	07/15/2023	1,619	1,620,417
Halcyon Loan Investors CLO II, Ltd.(j)(k)	3.92%	04/24/2021	1,009	981,570
Highbridge Loan Management 6-2015, Ltd.(j)(k)	5.78%	05/05/2027	500	420,067
ING IM CLO 2012-4, Ltd.(j)(k)	6.07%	10/15/2023	3,875	3,719,233
ING IM CLO 2013-1, Ltd.(j)(k)	5.32%	04/15/2024	2,200	1,868,236
ING IM CLO 2013-3, Ltd. (j)(k)	4.82%	01/18/2026	1,767	1,440,545
ING Investment Management CLO III, Ltd. (j)(k)	3.82%	12/13/2020	3,038	2,989,665
ING Investment Management CLO IV, Ltd. (j)(k)	4.54%	06/14/2022	437	432,599
Inwood Park CDO Ltd. (j)(k)	3.79%	01/20/2021	1,000	986,827
Keuka Park CLO 2013-1(j)(k)	4.79%	10/21/2024	365	301,898
KKR Financial CLO 2012-1, Ltd.(j)(k)	5.84%	12/15/2024	4,025	3,837,858
KKR Financial CLO 2013-1, Ltd.(j)(k)	5.07%	07/15/2025	2,115	1,779,271
Madison Park Funding II, Ltd.(j)(k)	5.08%	03/25/2020	500	505,778
Madison Park Funding IX, Ltd.(j)(k)	5.61%	08/15/2022	404	376,489
Madison Park Funding X, Ltd.(j)(k)	5.54%	01/20/2025	1,103	1,043,279
Madison Park Funding XIV, Ltd.(j)(k)	5.04%	07/20/2026	650	553,094
Madison Park Funding XIV, Ltd.(j)(k)	5.69%	07/20/2026	950	745,898
Magnetite CLO Ltd. 2012-6(j)(k)	5.89%	09/15/2023	1,089	1,058,651
Maps CLO Fund LLC 2007-2(j)(k)	4.57%	07/20/2022	886	868,514
NewStar Commercial Loan Funding 2015-1(j)(k)	5.82%	01/20/2027	1,000	993,683
Northwoods Capital Ltd. 2013-10A(j)(k)	3.93%	11/04/2025	619	565,937
Octagon Investment Partners XIV Ltd.(j)(k)	5.57%	01/15/2024	1,043	934,654
Octagon Investment Partners XVIII Ltd.(j)(k)	5.61%	12/16/2024	2,631	2,259,879
Octagon Investment Partners XXI Ltd.(j)(k)	6.96%	11/14/2026	500	463,058
Pacifica CDO VI, Ltd.(j)(k)	4.11%	08/15/2021	1,247	1,163,121
Regatta IV Funding Ltd. 2014-1(j)(k)	5.27%	07/25/2026	930	764,128
Sierra CLO II Ltd.(k)	3.82%	01/22/2021	1,829	1,836,186
Silverado CLO 2006-II Ltd.(j)(k)	4.07%	10/16/2020	2,210	2,125,819
Slater Mill Loan Fund, L.P.(j)(k)	5.86%	08/17/2022	2,085	2,033,425
St. James River CLO Ltd. 2007-1(j)(k)	4.63%	06/11/2021	263	260,095
Symphony CLO VIII, Ltd.(j)(k)	6.28%	01/09/2023	2,588	2,580,050
TriMaran CLO VII Ltd.(j)(k)	3.74%	06/15/2021	822	799,263
Total Structured Products				66,009,445

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Shares	Value

Common Stocks & Other Equity Interests–3.58%(l)

Aerospace & Defense–0.03%

IAP Worldwide Services(j)(m)	192	$239,584

Building & Development–1.88%

Axia Inc. (Acquired 05/30/08; Cost $2,673,763)(i)(j)(m)	595	4,412,433
Building Materials Holding Corp.(j)(m)	923,526	8,311,734
Lake at Las Vegas Joint Venture, LLC,
Class A (Acquired 07/15/10; Cost $7,937,680)(j)(m)	780	0
Class B (Acquired 07/15/10; Cost $93,970)(j)(m)	9	0
Newhall Holding Co., LLC, Class A(j)(m)	346,692	1,222,089
Tamarack Resort LLC (Acquired 03/07/14; Cost $0)(j)(m)	24,000	0
WCI Communities, Inc.(m)	69,585	1,684,658
		15,630,914

Chemicals & Plastics–0.00%

Lyondell Chemical Co., Class A	383	36,699

Conglomerates–0.05%

Euramax International, Inc.(j)(m)	4,207	420,710

Drugs–0.00%

BPA Laboratories,
Class A, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0)(j)(m)	5,562	0
Class B, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0)(j)(m)	8,918	0
		0

Financial Intermediaries–0.00%

RJO Holdings Corp. (j)(m)	1,482	14,816
RJO Holdings Corp., Class A(j)(m)	1,142	571
RJO Holdings Corp., Class B(j)(m)	1,667	833
		16,220

Home Furnishings–0.11%

Quality Home Brands Holdings LLC(j)(m)	4,863	875,340

Lodging & Casinos–0.76%

Twin River Management Group, Inc.(j)(m)	134,134	6,317,711

Publishing–0.74%

Affiliated Media, Inc.(j)(m)	46,746	1,519,233
Cygnus Business Media, Inc. (Acquired 07/19/04; Cost $1,251,821) (i)(j)(m)	5,882	0
F&W Publications, Inc.(j)(m)	15,519	1,319,098
MC Communications, LLC (Acquired 07/02/09; Cost $0)(j)(m)	333,084	0
Merrill Communications LLC, Class A(j)(m)	399,283	2,595,340
Tribune Media Co., Class A	16,474	642,650
Tribune Publishing Co.	4,118	41,921
		6,118,242

Retailers (except Food & Drug)–0.00%

Targus Group International, Inc. (Acquired 12/16/09; Cost $0)(j)(m)	27,462	0

Telecommunications–0.01%

CTM Media Holdings Inc.	1,270	43,244
Total Common Stocks & Other Equity Interests		29,698,664

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Shares	Value

Preferred Stocks–0.02%(l)

Building & Development–0.01%

Tamarack Resort LLC (Acquired 03/07/14; Cost $101,952) (j)(m)	432	$70,416

Financial Intermediaries–0.00%

RJO Holdings Corp., Series A-2 (j)(m)	324	21,089

Utilities–0.01%

Genie Energy Ltd. (m)	7,632	56,935
Total Preferred Stocks		148,440

Money Market Funds–5.28%

Liquid Assets Portfolio, Institutional Class, 0.17%(n)	21,915,994	21,915,994
Premier Portfolio, Institutional Class, 0.12%(n)	21,915,994	21,915,994
Total Money Market Funds		43,831,988
TOTAL INVESTMENTS(o)–152.56% (Cost $1,361,638,724)		1,265,686,524
BORROWINGS–(32.18)%		(267,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(15.07)%		(125,000,000)
OTHER ASSETS LESS LIABILITIES–(5.31)%		(44,041,196)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$829,645,328

Investment Abbreviations:

CDO	— Collateralized Debt Obligation

CLO	— Collateralized Loan Obligation

DIP	— Debtor-in-Possession

EUR	— Euro

GBP	— British Pound Sterling

LOC	— Letter of Credit

PIK	— Payment-in-Kind

SEK	— Swedish Krona

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. Dollars unless otherwise noted.

(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(d)	This variable rate interest will settle after November 30, 2015, at which time the interest rate will be determined.

(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 5.

(f)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Cygnus Business Media, Inc., PIK Term Loan	3.25%	8.75%
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan	—	5.00
Tamarack Resort LLC, PIK Term Loan A	8.00	8.00
Tamarack Resort LLC, PIK Term Loan B	0.00	6.50

(g)	The borrower has filed for protection in federal bankruptcy court.

(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The aggregate value of these securities as of November 30, 2015 was $472,424, which represented less than 1% of the Trust’s Net Assets.

(i)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of November 30, 2015 was $4,953,170, which represented less than 1% of the Trust’s Net Assets. See Note 4.

(j)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $167,718,248, which represented 20.22% of the Trust’s Net Assets.

(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(l)	Securities acquired through the restructuring of senior loans.

(m)	Non-income producing security.

(n)	The money market fund and the Trust are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2015.

(o)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer

Invesco Senior Income Trust

A.	Security Valuations – (continued)

specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts

Invesco Senior Income Trust

E.	Foreign Currency Translations – (continued)

actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Industry Focus – To the extent that the Trust invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
H.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
I.	Other Risks – The Trust may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Trust invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

J.	Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

Invesco Senior Income Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended November 30, 2015, there were transfers from level 2 to level 3 of $12,644,372, due to third party vendor quotations utilizing single market quotes, from level 3 to level 2 of $24,215,403, due to third-party vendor quotations utilizing more than one market quote, and from level 3 to level 1 of $1,519,233, due to securities trading on an exchange.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$935,525,483	$85,347,259	$1,020,872,742
Bonds & Notes	—	99,435,981	5,689,264	105,125,245
Structured Products	—	66,009,445	—	66,009,445
Equity Securities	47,857,328	18,446,874	7,374,890	73,679,092
	47,857,328	1,119,417,783	98,411,413	1,265,686,524
Forward Foreign Currency Contracts*	—	846,939	—	846,939
Total Investments	$47,857,328	$1,120,264,722	$98,411,413	$1,266,533,463
*	Unrealized appreciation.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2015:

	Value 02/28/15	Purchases	Sales	Accrued Discounts/ Premiums	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers Into Level 3	Transfers out of Level 3	Value 11/30/15
Variable Rate Senior Loan Interests	$88,682,153	$33,092,854	$(24,188,493)	$143,015	$(71,488)	$(319,041)	$12,223,662	$(24,215,403)	$85,347,259
Bonds & Notes	3,617,619	5,924,863	(3,657,522)	23,343	722,209	(941,248)	—	—	5,689,264
Equity Securities	7,303,150	—	(159,321)	—	(2,128,653)	3,458,237	420,710	(1,519,233)	7,374,890
Total	$99,602,922	$39,017,717	$(28,005,336)	$166,358	$(1,477,932)	$2,197,948	$12,644,372	$(25,734,636)	$98,411,413

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

Invesco Senior Income Trust

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	Appreciation
12/15/15	State Street Bank & Trust Co.	EUR	34,750,000	USD	37,270,696	$ 36,727,071	$ 543,625
12/15/15	State Street Bank & Trust Co.	GBP	20,000,000	USD	30,425,000	30,122,148	302,852
12/15/15	State Street Bank & Trust Co.	SEK	1,306,250	USD	150,290	149,828	462
Total Open Forward Foreign Currency Contracts—Currency Risk							$ 846,939

Currency Abbreviations:

EUR	— Euro

GBP	— British Pound Sterling

SEK	— Swedish Krona

USD	— U.S. Dollar

NOTE 4 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended November 30, 2015.

	Value 02/28/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 11/30/15	Dividend/ Interest Income
Axia Inc., Common Shares	$3,444,794	$—	$—	$967,639	$—	$4,412,433	$—
Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—
Cygnus Business Media, Inc., PIK Term Loan	39,923	96,314	(345,619)	749,917	202	540,737	85,623
Total	$3,484,717	$96,314	$(345,619)	$1,717,556	$202	$4,953,170	$85,623

NOTE 5 — Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of November 30, 2015. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount	Value
ABG Intermediate Holdings 2 LLC	Delayed Draw Incremental Second Lien Term Loan	$51,645	$51,452
ABG Intermediate Holdings 2 LLC	Delayed Draw Incremental Term Loan	172,569	171,167
David’s Bridal, Inc.	Asset-Based Revolver Loan	1,949,372	1,773,928
Delta Air Lines, Inc.	Revolver Loan	1,075,818	1,056,992
Equinox Holdings, Inc.	Revolver Loan	973,979	876,581
Getty Images, Inc.	Revolver Loan	2,844,511	2,204,496
Hearthside Group Holdings, LLC	Revolver Loan	1,044,547	1,022,277
Kenan Advantage Group, Inc.	Delay Draw Term Loan 1	55,718	55,509
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	16,174	12,211
Midas Intermediate Holdco II, LLC	Delayed Draw Incremental Term Loan	93,542	92,899
Post Holdings, Inc.	Revolver Loan	2,057,149	2,052,469
Texas Competitive Electric Holdings Co. LLC	DIP Revolver Loan	17,777,778	17,609,778
		$28,112,802	$26,979,759

Invesco Senior Income Trust

NOTE 6 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2015 was $660,759,721 and $697,460,841, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$26,109,361
Aggregate unrealized (depreciation) of investment securities	(124,915,320)
Net unrealized appreciation (depreciation) of investment securities	$(98,805,959)
Cost of investments for tax purposes is $1,364,492,483.

NOTE 7 — Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the nine months ended November 30, 2015, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$2,844,511	$2,204,496
Citibank, N.A.	17,777,778	17,609,778
Goldman Sachs Lending Partners LLC	4,052,003	3,867,786
Total	$24,674,292	$23,682,060

Invesco Senior Income Trust

Item 2.    Controls and Procedures.

(a)	As of November 20, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 20, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Senior Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2016

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.